Direct Financing Lease (Details Textual)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Kiosks $ / shares	Sep. 30, 2015 USD ($) Kiosks $ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Direct Financing Lease (Textual)
Lease monthly rental					$ 381,000	$ 360,000
Revenues			$ 740,378	$ 525,789	3,828,993	2,303,606
Equipment under capital lease			748,000		748,000
Aggregate minimum future lease payments			1,422,000		1,422,000
Unearned income			474,000		474,000
Cash Collection Services (the "Contract") [Member] | Recaudo Bogota S.A.S. [Member]
Direct Financing Lease (Textual)
Number of kiosks | Kiosks	78	78
Lease contract term	10 years	10 years
Lease monthly rental	$ 11,900	$ 11,900
Lease rent expense	142,272	142,272
Estimated executory costs	$ 1,677	$ 1,677
Purchase price at the end of lease term (in dollars per unit) | $ / shares	$ 40	$ 40
Revenues			$ 16,000		$ 69,400	$ 74,700
Receive monthly payments		$ 11,856